Property, Plant and Equipment, Net (Details) - Schedule of property and equipment stated at cost less accumulated depreciation - USD ($)	Jul. 31, 2021	Jul. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 761,659	$ 716,896
Less: accumulated depreciation	(189,632)	(110,656)
Property and equipment, net	572,027	606,240
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	187,053	141,065
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 574,606	$ 575,831